Revenues and Deferred Revenue - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Abstract]
Deferred revenue	¥ 2,348,179	¥ 3,024,443	¥ 3,228,770